Assets Held for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Assets Held for Sale [Abstract]
Assets Held for Sale
Note 12 — Assets Held for Sale
Assets held for sale are recorded at the lower of cost or their estimated fair value less cost to sell and are not subject to depreciation. Sale of the assets classified as such is probable, and transfer of the assets is expected to qualify for recognition as a completed sale, generally within one year of the balance sheet date. During the year ended December 31, 2010, the Company made the decision to sell certain resorts and certain units in its European operations. A portion of the units was sold by March 31, 2013.
The $4.9 million balance in assets held for sale as of March 31, 2013 consisted of the points equivalent of unsold units and resorts that are either held for sale or pending the consummation of sale. As of March 31, 2013, the Company was a party to sales contracts entered into during 2012 and 2011 for approximately $1.3 million and $3.4 million, respectively, of units that were classified as held for sale. The proceeds will be paid over several years and the Company will retain title to the properties until the full amounts due under the sales contracts are received. According to guidance included in ASC 360, "Property, Plant, and Equipment," the sales shall not be considered consummated until all consideration has been exchanged. Consequently, the assets pending consummation of sale will continue to be included in assets held for sale until all proceeds are received.

Assets Held for Sale
Assets held for sale are recorded at the lower of cost or their estimated fair value less cost to sell and are not subject to depreciation. Sale of the assets classified as such is probable, and transfer of the assets is expected to qualify for recognition as a completed sale, generally within one year of the balance sheet date. During the year ended December 31, 2010, the Company made the decision to sell certain resorts and certain units in its European operations. A portion of the units were sold by December 31, 2012. During the year ended December 31, 2012, approximately $1.4 million was transferred from assets held for sale to intangibles and unsold Vacation Interests, net as the pending sales on these assets were canceled and they are not expected to be sold within one year of the balance sheet date.
The $5.2 million balance in assets held for sale as of December 31, 2012 consisted of the points equivalent of unsold units and resorts that are either held for sale or pending the consummation of sale. As of December 31, 2012, the Company was a party to sales contracts entered into during 2012 and 2011 for approximately $1.4 million and $3.4 million, respectively, of units that are classified as held for sale. The proceeds will be paid over several years and the Company will retain title to the properties until the full amounts due under the sales contracts are received. According to guidance included in ASC 360, "Property, Plant, and Equipment," the sales shall not be considered consummated until all consideration has been exchanged. Consequently, the assets pending consummation of sale will continue to be included in assets held for sale until all proceeds are received.